FINANCIAL RISK MANAGEMENT - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 CAD ($) shares	Mar. 31, 2023 CAD ($) shares	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Disclosure of detailed information about financial instruments [line items]
Line of credit facility, maximum borrowing capacity			$ 1,000.0	$ 1,000.0
Accounts receivable, maximum amount available to sell			$ 400.0	400.0
Accounts receivable, amount sold to financial institution	$ 303.7	$ 266.7
Accounts receivable, amount sold to financial institution, fees	$ 44.9	42.4
Strengthening in the relevant foreign currency against the Canadian dollar (in percent)	5.00%		5.00%
Net (loss) income	$ (296.3)	231.9
Other comprehensive income from continuing operations	$ (1.4)	$ 257.0
Equity swap agreement, common shares (in shares) | shares	2,400,000	2,700,000
Letters of credit and guarantees, net	$ 244.5	$ 242.5
U.S. Federal Government
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	21.00%	23.00%
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis to interest rate change (in percent)	1.00%
Net (loss) income	$ (7.2)	$ (8.8)
Other comprehensive income from continuing operations	0.0	0.0
Currencies (sold/bought)
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,916.5	$ 2,119.4
Currencies (sold/bought) | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 400.0
Unsecured senior notes, term loans and revolving credit facility | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Long-term debt (lease liabilities), including current portion			$ 1,638.6	$ 1,054.8
Foreign currency and interest rate swap agreements
Disclosure of detailed information about financial instruments [line items]
Fixed interest rate (in percent)	93.00%	73.00%	93.00%	73.00%